Schedule of operating lease liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Leases
Initial recognition as of April 8, 2022	$ 470,708
Add: Finance cost	22,703
Less: Repayment of lease liabilities	(10,722)	$ (10,722)
Foreign exchange translation loss	(34)
Balance as of December 31, 2022	$ 482,655	$ 482,655